Investment Portfolioas of May 31, 2023 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.9%
California 96.2%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	1,700,000	1,731,879
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AGMC	2,000,000	2,150,164
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,032,981
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge, Series S-7, 4.0%, 4/1/2037	6,500,000	6,575,759
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,535,205
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 4.0% (a), 2/1/2052, GTY: Morgan Stanley	6,500,000	6,447,862
Series B-1, 5.0% (a), 7/1/2053, GTY: Morgan Stanley	4,000,000	4,196,592
Series A-1, 5.0% (a), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,577,348
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	2,425,000	2,283,992
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,415,000	2,694,506
Series B-1, 5.0%, 6/1/2049	535,000	538,186
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	1,795,000	1,796,108
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	9,175,000	8,318,928
California, Department of Veterans Affairs, Veteran's Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	1,000,000	1,069,055
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	2,901,301
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,445,000	7,740,322
Series M-049, 3.05%, 4/15/2034	2,245,000	2,014,599
“A", Series ML-05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,903,357	2,704,109
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,001,716
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	888,353
Series C, 4.0%, 1/15/2043	12,780,000	12,373,265
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	3,126,377
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, Prerefunded, 5.25%, 8/1/2033	4,000,000	4,012,444
California, Housing Finance Agency, Municipal Certificates:
“A", 3.25%, 8/20/2036	2,740,911	2,450,701
“A", Series 2021-1, 3.5%, 11/20/2035	2,904,047	2,698,360
“A", Series 2021-2, 3.75%, 3/25/2035	5,877,743	5,683,000
Series A, 4.25%, 1/15/2035	2,096,210	2,081,067
California, Lancaster Financing Authority, Measure M & R STR Import Project, 4.0%, 6/1/2044	1,755,000	1,726,235
California, Mount Diablo Unified School District, Series B, 4.0%, 8/1/2035	2,000,000	2,127,200

California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,204,734
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	2,966,362
California, Municipal Finance Authority, HumanGood Obligated Group, 4.0%, 10/1/2049	2,700,000	2,397,520
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,205,770
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125% (a), 10/1/2041, GTY:Waste Management Holdings	480,000	482,888
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	334,985
Series A, 144A, 5.0%, 7/1/2054	1,000,000	851,339
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	1,867,294
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AGMC	500,000	554,001
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,023,692
4.0%, 9/1/2046	1,910,000	1,550,675
4.0%, 9/1/2051	1,000,000	796,727
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	596,829
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	510,456
Series A, 144A, 5.0%, 10/1/2052	1,000,000	988,395
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,012,671
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,712,897
California, School Finance Authority, School Facility Revenue, KIPP LA Project, Series A, 144A, 5.0%, 7/1/2047	2,915,000	2,936,433
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	610,000	653,335
Series A, ETM, 5.0%, 9/1/2040, INS: AGMC	20,000	22,398
Series A, 5.0%, 9/1/2042, INS: AGMC	1,255,000	1,345,952
Series A, ETM, 5.0%, 9/1/2042, INS: AGMC	45,000	50,396
California, State Educational Facilities Authority Revenue:
Series A, 4.0%, 12/1/2050	1,000,000	824,689
Series A, 5.0%, 12/1/2048	9,000,000	9,021,079
California, State Enterprise Development Authority, Student Housing Revenue, Series A, 5.0%, 8/1/2055	1,175,000	1,178,070
California, State General Obligation:
5.0%, 10/1/2042	1,000,000	1,129,187
5.0%, 10/1/2045	750,000	840,976
California, State General Obligation, Various Purposes:
Series C-3, 2.45% (b), 6/7/2023, LOC: U.S. Bank NA	1,600,000	1,600,000
Series C, 5.0%, 11/1/2042	4,000,000	4,498,245
Series CU, 5.5%, 12/1/2052	1,990,000	2,225,619
California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	2,704,047
5.0%, 9/1/2048	4,850,000	4,898,473
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,533,207
California, State Municipal Finance Authority Revenue, Emerson College, Series B, 5.0%, 1/1/2035	1,500,000	1,546,718

California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,139,209
Series A, AMT, 5.0%, 12/31/2043	3,280,000	3,325,308
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,194,093
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	1,994,891
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,362,025
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,250,000	1,132,938
California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline, 144A, 5.0%, 11/21/2045	2,000,000	2,025,158
California, State Public Finance Authority, Senior Living Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2056	1,500,000	1,284,551
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	1,095,000	1,272,725
Series A, 5.0%, 8/1/2033	1,250,000	1,451,163
Series C, 5.0%, 8/1/2033	1,145,000	1,329,265
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	917,622
144A, 5.0%, 6/1/2054	1,000,000	893,388
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,743,689
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,271,706
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	719,318
Series A, 144A, 5.0%, 6/1/2050	1,060,000	977,525
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	625,703
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services:
Series A, 4.0%, 4/1/2046	3,780,000	3,424,344
Series A, 5.0%, 4/1/2047	1,250,000	1,265,182
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	4,457,658
California, Statewide Communities Development Authority, Student Housing Revenue, Irvine LLC Phase 1, 4.0%, 5/15/2046, INS: BAM	2,000,000	1,894,960
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	2,800,000	2,901,999
California, Val Verde Unified School District, General Obligation:
Series G, 4.0%, 8/1/2048, INS: AGMC	1,250,000	1,227,477
Series C, 4.0%, 8/1/2049, INS: AGMC	2,000,000	1,957,896
Cupertino, CA, Union School District, Election of 2012, Series B, Prerefunded, 5.0%, 8/1/2034	1,000,000	1,021,018
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	574,049
4.0%, 9/1/2045	750,000	661,127
4.0%, 9/1/2050	900,000	769,647
Fresno, CA, Airport Revenue, Series A, AMT, 5.0%, 7/1/2053, INS: BAM	2,000,000	2,093,659
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,071,721
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,608,068
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,262,884

Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	706,653
Series C, 5.0%, 9/1/2047	995,000	1,006,745
Series D, 5.0%, 9/1/2049	745,000	752,614
Series B, 5.0%, 9/1/2051	995,000	1,000,507
Series A, 5.0%, 9/1/2056, INS: BAM	4,975,000	5,211,047
Long Beach, CA, Airport System Revenue, Series C, AMT, 5.25%, 6/1/2047, INS: AGMC	1,500,000	1,603,275
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,205,347
5.0%, 9/1/2052	1,000,000	994,439
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue:
Series G, 5.0%, 12/1/2041	1,000,000	1,113,430
Series G, 5.0%, 12/1/2042	1,390,000	1,542,168
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	3,674,379
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,436,061
Series A, AMT, 5.0%, 5/15/2038	2,000,000	2,161,270
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,456,312
Series B, AMT, 5.0%, 5/15/2035	750,000	775,936
Los Angeles, CA, Department of Water & Power Revenue, Power System, Series B, 5.0%, 7/1/2033	2,000,000	2,150,387
Modesto, CA, High School District, General Obligation, Series A, 4.0%, 8/1/2052	5,000,000	4,844,112
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,790,581
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AGMC	3,500,000	3,864,920
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	6,657,067
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,004,926
Riverside County, CA, General Obligation, Series 2021 B-2, 3.0%, 6/1/2048	5,447,000	3,970,481
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,124,010
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,288,680
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,421,723
5.0%, 9/1/2040	2,665,000	2,711,245
San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	564,515
Series A, 5.0%, 10/15/2041	1,000,000	1,119,925
Series A, 5.0%, 10/15/2042	500,000	557,717
Series A, 5.0%, 10/15/2043	585,000	651,458
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	3,705,000	3,774,138
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,058,900
San Francisco City & County, CA, Public Utilities Commission Wastewater Revenue:
Series A, 5.0%, 10/1/2039	375,000	429,514
Series A, 5.0%, 10/1/2041	200,000	225,930
Series B, 5.0%, 10/1/2042	750,000	843,981
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,147,597
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,697,344
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,382,570

San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	401,436
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,071,919
Series A, AMT, 5.0%, 3/1/2047	2,500,000	2,554,741
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	3,804,164
Series A, 5.0%, 9/1/2034, INS: BAM	2,205,000	2,315,187
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	916,757
5.0%, 8/15/2035, INS: AGMC	700,000	751,639
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,175,563
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,488,815
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	435,000	442,287
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	435,000	442,149
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	7,401,450
Series B, AMT, 5.0%, 12/1/2038	4,950,000	5,162,523
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,486,077
5.65%, 9/1/2025, INS: NATL	1,520,000	1,600,197
5.65%, 9/1/2026, INS: NATL	1,605,000	1,733,253
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,132,448
Southern California, Public Power Authority Revenue, APEX Power Project, Series A, 5.0%, 7/1/2036	1,960,000	1,994,279
Southern California, Public Power Authority, Southern Transmission System Revenue, Series 1, 5.0%, 7/1/2043	3,000,000	3,368,470
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	825,992
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,642,956
Transbay Joint Powers Authority, CA, Senior Tax Allocate Bonds:
Series A, 5.0%, 10/1/2040	1,000,000	1,035,348
Series A, 5.0%, 10/1/2049	3,000,000	3,050,177
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,099,747
		365,215,117
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	360,000	361,556
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,074,300
Series A, 5.0%, 10/1/2038	960,000	980,561
Series A, 5.0%, 10/1/2040	665,000	677,536
		3,093,953
Puerto Rico 1.2%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	695,428
Series A1, 4.0%, 7/1/2046	1,030,435	833,172
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, Series 2021, 5.0%, 7/1/2031	925,000	1,013,134
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	2,000,000	540,498
Series A-1, 4.75%, 7/1/2053	1,545,000	1,432,616
		4,514,848

Other 0.7%
Freddie Mac Multi-Family ML Certificates:
“A-CA”, Series 2020-ML08, 1.896%, 11/25/2037, GTY: Freddie Mac	1,137,846	881,299
“A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	2,396,994	1,856,709
		2,738,008
Total Municipal Investments (Cost $393,781,489)		375,561,926

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $393,781,489)	98.9	375,561,926
Other Assets and Liabilities, Net	1.1	4,265,075
Net Assets	100.0	379,827,001
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2023.
Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$375,561,926	$—	$375,561,926
Total	$—	$375,561,926	$—	$375,561,926

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCATF-PH3
R-080548-2 (1/25)